SUMMARY PROSPECTUS

Lord Abbett Alpha Strategy Fund

MARCH 1, 2012

CLASS/TICKER
CLASS A	ALFAX	CLASS F	ALFFX	CLASS R2	ALFQX
CLASS B	ALFBX	CLASS I	ALFYX	CLASS R3	ALFRX
CLASS C	ALFCX	CLASS P	N/A

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund at www.lordabbett.com/documentsandliterature. You can also get this information at no cost by calling 888-522-2388 (Option 2) or by sending an email request to literature@lordabbett.com. The current prospectus and statement of additional information dated March 1, 2012, as may be supplemented from time to time, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 137 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)

Class	A	B	C	F, I, P, R2, and R3

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	F	I	P	R2	R3

Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%

Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%

Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%

Acquired Fund Fees and Expenses	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%

Total Annual Fund Operating Expenses	1.69%	2.44%	2.44%	1.54%	1.44%	1.89%	2.04%	1.94%

Management Fee Waiver(3)	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%

Total Annual Fund Operating Expenses After Management Fee Waiver	1.64%	2.39%	2.39%	1.49%	1.39%	1.84%	1.99%	1.89%

(1)

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(3)

For the period from March 1, 2012 through February 28, 2013, Lord Abbett has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

SUMMARY – ALPHA STRATEGY FUND

Class	If Shares Are Redeemed				If Shares Are Not Redeemed

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A Shares	$732	$1,072	$1,436	$2,454	$732	$1,072	$1,436	$2,454

Class B Shares	$742	$1,056	$1,496	$2,587	$242	$756	$1,296	$2,587

Class C Shares	$342	$756	$1,296	$2,772	$242	$756	$1,296	$2,772

Class F Shares	$152	$482	$835	$1,830	$152	$482	$835	$1,830

Class I Shares	$142	$451	$782	$1,720	$142	$451	$782	$1,720

Class P Shares	$187	$589	$1,017	$2,207	$187	$589	$1,017	$2,207

Class R2 Shares	$202	$635	$1,094	$2,365	$202	$635	$1,094	$2,365

Class R3 Shares	$192	$604	$1,042	$2,260	$192	$604	$1,042	$2,260

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a “fund of funds” – meaning it pursues its investment objective by investing in other mutual funds. Under normal market conditions, the Fund allocates its assets primarily to domestic equity securities and, to a lesser extent, foreign equity securities, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC that hold such instruments. The Fund is intended for investors who are seeking exposure to the stocks of small and mid-sized U.S. and foreign companies managed in both growth and value styles. The Fund’s investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

•

Equity securities of small, mid-sized, and micro-cap companies. Equity securities may include common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The underlying funds consider equity securities to include rights offerings and investments that convert into the equity securities described above.

•	Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

SUMMARY – ALPHA STRATEGY FUND

•

Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•	Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange and may include American Depositary Receipts (“ADRs”).

At the discretion of an underlying fund and consistent with an underlying fund’s investment objective, an underlying fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the underlying fund’s investments or for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the underlying fund’s investment returns.

The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund’s investment exposure through the underlying funds primarily consists of investments in stocks and other securities described above, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: The strategies used by the portfolio management of the Fund to allocate the Fund’s assets among the underlying funds, and the strategies used and securities selected by the portfolio management of the underlying funds, may fail to produce the intended result

SUMMARY – ALPHA STRATEGY FUND

and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Underlying Fund Risk: Because the Fund’s investments are concentrated in the underlying funds, the Fund’s performance is directly related to the performance of the underlying funds held by it and the Fund’s ability to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

•

Small, Mid-Sized, and Micro-Cap Company Risk: The Fund’s investment exposure through the underlying funds primarily consists of investments in equity securities of small, mid-sized, and micro-cap companies, which tend to be more volatile and less liquid than equity securities of larger companies and may have limited management experience, limited ability to generate or borrow capital, and limited products, services or markets.

•

Blend Style Risk: The Fund uses a “blend” strategy to invest in the underlying funds that employ both growth and value stocks, or in stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Certain of the underlying funds may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent an underlying fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio

SUMMARY – ALPHA STRATEGY FUND

management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ’09 +25.22%	Worst Quarter 4th Q ’08 -25.10%

SUMMARY – ALPHA STRATEGY FUND

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, R2, and R3 shares compare to those of two broad-based securities market indices and a more narrowly based index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

SUMMARY – ALPHA STRATEGY FUND

Average Annual Total Returns (for the periods ended December 31, 2011)

Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance

Class A Shares

Before Taxes	-11.70%	1.12%	7.05%	–

After Taxes on Distributions	-11.75%	0.46%	6.55%	–

After Taxes on Distributions and Sale of Fund Shares	-7.55%	0.72%	6.01%	–

Class B Shares	-10.71%	1.46%	7.13%	–

Class C Shares	-6.96%	1.65%	7.01%	–

Class F Shares	-6.16%	–	–	-0.54%	9/28/2007

Class I Shares	-6.08%	2.66%	–	8.90%	10/19/2004

Class R2 Shares	-6.67%	–	–	-1.05%	9/28/2007

Class R3 Shares	-6.54%	–	–	-0.94%	9/28/2007

Index

Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	-4.18%	0.15%	5.62%	4.76% -0.55%	10/31/2004(1) 9/30/2007(2)

S&P Developed Ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes)	-14.49%	-3.20%	9.44%	6.00% -6.39%	10/31/2004(1) 9/30/2007(2)

85% Russell 2000® Index/15% S&P Developed Ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes)	-5.75%	-0.23%	6.29%	5.06% -1.31%	10/31/2004(1) 9/30/2007(2)

(1)	Corresponds with Class I period shown
(2)	Corresponds with Class F, R2, and R3 periods shown.

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Manager. The portfolio manager primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager/Title	Member of the Investment Management Team Since

Robert I. Gerber, Partner and Chief Investment Officer	2005

SUMMARY – ALPHA STRATEGY FUND

PURCHASE AND SALE OF FUND SHARES

The minimum initial and additional amounts shown below vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution. For Class I shares, the minimum investment shown below applies to certain types of institutional investors. Class P shares are closed to substantially all new investors. See “Choosing a Share Class – Investment Minimums” in the prospectus for more information.

Investment Minimums — Initial/Additional Investments

Class	A and C	F, P, R2, and R3	I

General	$1,000/No minimum	No minimum	$1 million minimum

Retirement and Benefit Plans	No minimum	No minimum	No minimum

IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A

SIMPLE IRAs	No minimum	N/A	N/A

Invest-A-Matic	$250/$50	N/A	N/A

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

A Fund’s distributions, if any, generally are taxable to you as ordinary income, capital gains or a combination of the two, and also may be subject to state and local taxes. Certain taxes on distributions may not apply to tax exempt investors or tax deferred accounts, such as a 401(k) plan or an IRA.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

SUMMARY – ALPHA STRATEGY FUND

NOTES:

Investment Company Act File Number: 811-07538

00082863 LAAS-7SUM (3/12)